Non-cash operating items	12 Months Ended
Dec. 31, 2021
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

	2021	2020
Accounts receivable	$(56,751)	$(52,778)
Fuel and natural gas in storage	(43,642)	237
Supplies and consumables inventory	445	1,058
Income taxes recoverable	(3,025)	(3,440)
Prepaid expenses	(1,189)	(15,411)
Accounts payable	(33,399)	40,885
Accrued liabilities	31,845	(29,150)
Current income tax liability	4,363	3,818
Asset retirements and environmental obligations	(1,185)	3,562
Net regulatory assets and liabilities	(419,484)	(26,260)
	$(522,022)	$(77,479)